Cover	May 03, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 03, 2024
Entity Registrant Name	AG Mortgage Investment Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35151
Entity Tax Identification Number	27-5254382
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	26th floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	212
Local Phone Number	692-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001514281
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	MITT
Security Exchange Name	NYSE
Series Cumulative Reedmable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	8.25% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	MITT PrA
Security Exchange Name	NYSE
Series B Cumulative Reedmable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	8.00% Series B Cumulative Redeemable Preferred Stock
Trading Symbol	MITT PrB
Security Exchange Name	NYSE
Series C Fixed to Floating Rate Cumulative Redeemable Preferred
Document Information [Line Items]
Title of 12(b) Security	8.000% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	MITT PrC
Security Exchange Name	NYSE
Senior Notes Due 2029
Document Information [Line Items]
Title of 12(b) Security	9.500% Senior Notes due 2029
Trading Symbol	MITN
Security Exchange Name	NYSE